Deferred Revenue - Schedule of Deferred Revenue (Details) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Franchise fees	$ 1,196,279	$ 1,210,719	$ 801,107
Unearned vendor rebates	54,494	64,953	106,841
Less: Unearned vendor rebates, current	(54,494)	(64,953)	(106,841)
Less: Franchise fees, current	(57,920)	(57,744)	(801,107)
Deferred revenues, non-current	$ 1,138,359	$ 1,152,975